NET INVESTMENT IN DIRECT FINANCING LEASES - Schedule of Allowance for Uncollectible Lease Payments Receivables (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
NET INVESTMENT IN DIRECT FINANCING LEASES
Allowance for uncollectible receivables at the beginning of year	$ 85,225,257	$ 4,342,576
(Reversal of Provision)for lease payment receivables	(10,626)	(574,002)
Provision for lease payment receivables	19,368,460	82,159,962
Effect of foreign currency translation	(2,513,852)	(703,279)
Allowance for uncollectible receivables at the end of year	102,069,239	85,225,257
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	101,862,247	85,023,066
Collectively evaluated for impairment	206,992	202,191
Ending balance	102,069,239	85,225,257
Minimum lease payments receivable
Individually evaluated for impairment	101,862,247	85,572,930
Collectively evaluated for impairment	20,699,228	35,470,224
Ending balance	$ 122,561,475	$ 121,043,154